INVENTORIES (DETAILS TEXTUAL) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Inventory [Line Items]
Slow Moving Inventories	$ 80	$ 125	$ 56